Loans and advances to customers (Details - Breakdown of balance of loans and advances to customers) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 14,908,297	R$ 12,448,565
Loans and advances to customers, net of provisions for expected loss	25,296,620	21,379,916
Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Securities	478,410
3 months Up to 1 year
Disclosure of detailed information about financial instruments [line items]
Securities	172,499
Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Securities	7,527,810	6,251,812
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 27,043,601	R$ 22,698,328
Expected credit loss rate	100.00%	100.00%
Exposure to credit risk on loan commitments and financial guarantee contracts	R$ (1,746,981)	R$ (1,318,412)
Loans and advances to customers, net of provisions for expected loss	25,296,620	21,379,916
Loans and advances to customers | Overdue by one day or more
Disclosure of detailed information about financial instruments [line items]
Securities	3,272,155	2,817,985
Loans and advances to customers | Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Securities	3,693,838	3,381,978
Loans and advances to customers | 3 months Up to 1 year
Disclosure of detailed information about financial instruments [line items]
Securities	6,910,440	5,916,020
Loans and advances to customers | Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Securities	13,167,168	10,582,345
Loans and advances to customers | Largest debtor
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 301,360	R$ 344,660
Concentration by customer	1.11%	1.52%
Loans and advances to customers | Total of the 10 largest debtors
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 1,249,598	R$ 1,431,237
Concentration by customer	4.62%	6.31%
Loans and advances to customers | Total of the 20 largest debtors
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 1,774,703	R$ 1,980,249
Concentration by customer	6.56%	8.72%
Loans and advances to customers | Total of the 50 largest debtors
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 2,725,247	R$ 2,734,599
Concentration by customer	10.08%	12.05%
Loans and advances to customers | Total of the 100 largest debtors
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 3,609,197	R$ 3,758,241
Concentration by customer	13.35%	16.56%
Loans and advances to customers | Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 7,527,810	R$ 6,251,812
Expected credit loss rate	27.84%	27.54%
Loans and advances to customers | Personal loans
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 6,663,058	R$ 5,463,783
Expected credit loss rate	24.64%	24.07%
Loans and advances to customers | Business loans
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 3,438,526	R$ 3,392,500
Expected credit loss rate	12.71%	14.95%
Loans and advances to customers | Credit Card
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 8,650,139	R$ 6,870,564
Expected credit loss rate	31.99%	30.27%
Loans and advances to customers | Agribusiness loans
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 764,068	R$ 719,669
Expected credit loss rate	2.82%	3.17%